Equity Method Based Investees (Tables) - Frontline [Member]	12 Months Ended
Dec. 31, 2016
Summarized Financial Information, Balance Sheet Data

Summarized financial information for Frontline is presented below:

(i)	Balance sheet data:

	December 31
	2016	2015
	$ in thousands
Assets:
Current assets	9,529	12,036
Non-current assets	2,554	2,318

Total assets	12,083	14,354

Liabilities:
Current liabilities	2,157	1,681
Non-current liabilities	2,167	2,295

Total liabilities	4,324	3,976

Summarized Financial Information, Operating Results Data
(ii)	Operating results data:

	Year ended December 31
	2016	2015	2014
	$ in thousands
Total revenues	23,768	27,795	28,776
Gross profit	18,719	23,053	20,688
Net income	6,890	11,699	11,538

Summarized Financial Information, Related Parties
(iii)	Other financial information included in the Company’s financial statements:

	Year ended December 31
	2016	2015	2014
	$ in thousands
Related parties transactions included in:
Cost of products sold	300	470	682
Selling, general and administrative expenses	2,742	3,078	3,310

	December 31
	2016	2015
	$ in thousands
Balances with related parties (included in trade payables)	4,639	5,553